Loans Receivable, Net - Summary of Financing Receivable Allowance for Credit Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Credit Loss [Abstract]
Balance at beginning of year	¥ (65,117)	¥ (40,401)	¥ (92,641)
Provisions for loan losses	(194,272)	(97,658)	(94,160)
Write-off	157,030	72,942	146,400
Balance at end of year	¥ (102,359)	¥ (65,117)	¥ (40,401)